Risk Management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial investments	R$ 2,426,752	R$ 1,677,873
Restricted cash	54,944	37,474
Trade receivables	5,233,932	4,706,325
Water and Basic Sanitation National Agency ANA	2,673	9,193
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	838,484	1,867,485
Financial investments	2,426,752	1,677,873
Restricted cash	54,944	37,474
Trade receivables	3,856,723	3,277,808
Water and Basic Sanitation National Agency ANA	2,673	9,193
Other assets	196,065	212,674
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	838,484	1,867,485
Financial investments	2,426,752	1,677,873
Restricted cash	54,944	37,474
Trade receivables	3,856,723	3,277,808
Water and Basic Sanitation National Agency ANA	2,673	9,193
Other assets	R$ 196,065	R$ 212,674